Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Discount rate	3.70%	3.50%
Rate of compensation increase	2.30%	2.40%